Note 6 - Commitments and Contingencies - Future Operating Lease Payments (Details) - USD ($)	Sep. 30, 2019	Apr. 01, 2019
2019 (remaining three months of the year)	$ 418,000
2020	1,085,000
2021	1,123,000
2022	1,162,000
2023	1,203,000
Thereafter	1,138,000
	6,128,000	$ 5,800,000
Less: Imputed interest	(937,000)
Leasehold liability as of September 30, 2019	$ 5,192,000	$ 6,000,000